SHAREHOLDERS' EQUITY - Reclassification of Prior Year Financial Statement Item (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
SHAREHOLDERS' EQUITY
Accumulated deficit	$ (3,875,615)	$ (6,552,641)
Accumulated other comprehensive income (loss)	$ 357,941	(89,121)
Previously reported
SHAREHOLDERS' EQUITY
Accumulated deficit offset		141,225
Accumulated other comprehensive income (loss) offset		141,225
Accumulated deficit		$ 141,225